14. INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Income Taxes Details 1
Net Operating loss carry forwards - Federal	$ 20,993	$ 19,678
Net Operating loss carry forwards – State	1,283	1,121
Stock based compensation	6,756	6,526
Debt discount	2,295	1,018
Long-term assets	348	270
Deferred Compensation	150	270
Deferred revenue	194	147
Change in fair value of derivative	(2,988)	(1,860)
Other	11	29
Reserves and allowances	546	259
Total deferred assets	29,588	27,458
Valuation allowance	(29,588)	(27,458)
Net deferred tax assets	$ 0	$ 0